Related party transactions - Summary of detailed information about remuneration paid to related parties (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Related party transactions [abstract]
Directors' fees	$ 202	$ 170	$ 157
Salaries and benefits	855	851	681
Share-based compensation	$ 970	$ 719	$ 519